Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total	$ 59,553	$ 65,750
Current portion	5,776	6,100
Less: Current portion of deferred financing costs	(217)	(271)
Current portion of long-term debt, net of deferred financing costs, current	5,559	5,829
Long-term portion	53,777	59,650
Less: Non-current portion of deferred financing costs	(391)	(603)
Long-term debt, net of current portion and deferred financing costs, non-current	53,386	59,047
Pyxis Malou [Member] | Fourthone Corporation Ltd [Member]
Property, Plant and Equipment [Line Items]
Total		6,616
Pyxis Theta Vessel [Member] | Seventhone Corp [Member]
Property, Plant and Equipment [Line Items]
Total	11,950	12,550
Pyxis Epsilon Vessel [Member] | Eighthone Corp [Member]
Property, Plant and Equipment [Line Items]
Total	14,300	14,900
Pyxis Karteria Vessel [Member] | Tenthone Corp [Member]
Property, Plant and Equipment [Line Items]
Total	15,050	11,800
Pyxis Lamda Vessel [Member] | Eleventhone Corp [Member]
Property, Plant and Equipment [Line Items]
Total	$ 18,253	$ 19,884